SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2021
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31:

(Dollars in Millions)

	Balance at					Balance at
	Beginning of		Additions/			End of
Description	Period		(Deductions)	Write-offs	Other	Period
Allowance For Credit Losses
2021
–Current	$503		$(35)	$(46)	$(4)	$418
–Noncurrent	$47		$(21)	$0	$(2)	$25
2020
–Current	$471	*	$91	$(78)	$19	$503
–Noncurrent	$56	*	$4	$(0)	$(13)	$47
2019
–Current	$477		$47	$(96)	$8	$437
–Noncurrent	$48		$(10)	$(4)	$(1)	$33
Allowance For Inventory Losses
2021	$514		$240	$(118)	$(3)	$633
2020	$490		$135	$(125)	$15	$514
2019	$530		$115	$(166)	$11	$490
Revenue Based Provisions
2021	$372		$627	$(574)	$10	$435
2020	$383		$689	$(712)	$13	$372
2019	$384		$735	$(731)	$(5)	$383

Schedule II balances above are presented on a continuing operations basis and the prior year amounts have been recast to remove Kyndryl, which is presented within discontinued operations. Refer to note C, “Separation of Kyndryl,” for additional information related to Kyndryl discontinued operations.

* Opening balance does not equal the allowance at December 31, 2019 due to the adoption of the guidance for current expected credit losses.

Additions/(Deductions) to the allowances represent changes in estimates of unrecoverable amounts in receivables and inventory and are recorded to expense and cost accounts, respectively. Amounts are written-off when they are deemed unrecoverable by the company. Additions/(Deductions) to Revenue Based Provisions represent changes in estimated reductions to revenue, primarily as a result of revenue-related programs, including customer and business partner rebates. Write-offs for Revenue Based Provisions represent reductions in the provision due to amounts remitted to customers and business partners. Other primarily comprises currency translation adjustments.